UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bingham Osborn & Scarborough, LLC
Address: 345 California Street, Suite 1100

         San Francisco, CA  94104

13F File Number:  28-10638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carol Benz
Title:     Chief Operations Officer
Phone:     (415)-781-8535

Signature, Place, and Date of Signing:

     /s/  Carol Benz     San Francisco, CA     May 06, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     62

Form13F Information Table Value Total:     $224,803 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
TIME WARNER INC                COM              887317303      319    16510 SH       SOLE                    16510        0        0
ISHARES COMEX GOLD TR          ISHARES          464285105      311     3438 SH       SOLE                     3438        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105     2032   101606 SH       SOLE                   101606        0        0
SPDR GOLD TRUST                GOLD SHS         78463v107      569     6302 SH       SOLE                     6302        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457     1390    16486 SH       SOLE                    16486        0        0
ISHARES TR                     BARCLYS SH TREA  464288679      201     1825 SH       SOLE                     1825        0        0
NEW AMER HIGH INCOME FD INC    COM NEW          641876800      119    23509 SH       SOLE                    23509        0        0
DIAMONDS TR                    UNIT SER 1       252787106     5985    78918 SH       SOLE                    78918        0        0
EATON VANCE RISK MNGD DIV EQ   COM              27829g106      191    11539 SH       SOLE                    11539        0        0
ISHARES TR                     DJ SEL DIV INX   464287168      776    24786 SH       SOLE                    24786        0        0
ISHARES TR                     DJ US TECH SEC   464287721      462    12485 SH       SOLE                    12485        0        0
ISHARES TR                     DJ US UTILS      464287697      484     7956 SH       SOLE                     7956        0        0
ISHARES TR                     S&P NA TECH FD   464287549     4751   135833 SH       SOLE                   135833        0        0
ISHARES TR                     RUSSELL1000GRW   464287614      216     6165 SH       SOLE                     6165        0        0
ISHARES TR                     RUSSELL 1000     464287622    41270   954214 SH       SOLE                   954214        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     7749   190156 SH       SOLE                   190156        0        0
ISHARES TR                     RUSSELL 2000     464287655      563    13398 SH       SOLE                    13398        0        0
ISHARES TR                     RUSL 2000 VALU   464287630      498    12611 SH       SOLE                    12611        0        0
ISHARES TR                     S&P 500 INDEX    464287200    48025   603183 SH       SOLE                   603183        0        0
ISHARES TR                     S&P SMLCAP 600   464287804      244     6695 SH       SOLE                     6695        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935a104    26914   887666 SH       SOLE                   887666        0        0
SPDR TR                        UNIT SER 1       78462F103    47688   599696 SH       SOLE                   599696        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     2398   153508 SH       SOLE                   153508        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      558    21857 SH       SOLE                    21857        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     5487   225980 SH       SOLE                   225980        0        0
ANNALY CAP MGMT INC            COM              035710409      347    25000 SH       SOLE                    25000        0        0
APPLIED MATLS INC              COM              038222105      131    12221 SH       SOLE                    12221        0        0
AT&T INC                       COM              00206R102      261    10343 SH       SOLE                    10343        0        0
BANK OF AMERICA CORPORATION    COM              060505104      114    16748 SH       SOLE                    16748        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      954       11 SH       SOLE                       11        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      812      288 SH       SOLE                      288        0        0
BOSTON PRIVATE FINL HLDGS IN   COM              101119105      709   201946 SH       SOLE                   201946        0        0
BP PLC                         SPONSORED ADR    055622104      460    11469 SH       SOLE                    11469        0        0
CHEVRON CORP NEW               COM              166764100     1204    17907 SH       SOLE                    17907        0        0
CISCO SYS INC                  COM              17275R102      400    23857 SH       SOLE                    23857        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      257    11506 SH       SOLE                    11506        0        0
EXXON MOBIL CORP               COM              30231G102     3916    57504 SH       SOLE                    57504        0        0
FEDERAL HOME LN MTG CORP       COM              313400301       25    32500 SH       SOLE                    32500        0        0
GENERAL ELECTRIC CO            COM              369604103     1347   133222 SH       SOLE                   133222        0        0
HEINZ H J CO                   COM              423074103      252     7620 SH       SOLE                     7620        0        0
INTEL CORP                     COM              458140100      468    31160 SH       SOLE                    31160        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1086    11213 SH       SOLE                    11213        0        0
JOHNSON & JOHNSON              COM              478160104      588    11171 SH       SOLE                    11171        0        0
MATTEL INC                     COM              577081102      199    17300 SH       SOLE                    17300        0        0
MCCLATCHY CO                   CL A             579489105        5    10000 SH       SOLE                    10000        0        0
MICROSOFT CORP                 COM              594918104      289    15757 SH       SOLE                    15757        0        0
NORFOLK SOUTHERN CORP          COM              655844108      594    17600 SH       SOLE                    17600        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      326     5864 SH       SOLE                     5864        0        0
OPENTV CORP                    CL A             G67543101       53    34777 SH       SOLE                    34777        0        0
ORACLE CORP                    COM              68389X105     1493    82615 SH       SOLE                    82615        0        0
PEPSICO INC                    COM              713448108      215     4174 SH       SOLE                     4174        0        0
PFIZER INC                     COM              717081103      199    14609 SH       SOLE                    14609        0        0
PROCTER & GAMBLE CO            COM              742718109      877    18633 SH       SOLE                    18633        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      211     4760 SH       SOLE                     4760        0        0
SCHWAB CHARLES CORP NEW        COM              808513105      802    51765 SH       SOLE                    51765        0        0
SJW CORP                       COM              784305104      286    11250 SH       SOLE                    11250        0        0
TARGET CORP                    COM              87612E106      863    25100 SH       SOLE                    25100        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     5153   104696 SH       SOLE                   104696        0        0
UNITRIN INC                    COM              913275103      236    16895 SH       SOLE                    16895        0        0
WELLS FARGO & CO NEW           COM              949746101      191    13388 SH       SOLE                    13388        0        0
WESTAMERICA BANCORPORATION     COM              957090103      222     4880 SH       SOLE                     4880        0        0
ZIPREALTY INC                  COM              98974V107       58    19812 SH       SOLE                    19812        0        0